SIGNIFICANT ACCOUNTING POLICIES (Schedule of Short-term and Long-term Restricted cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 67,381	$ 52,957
Restricted cash	32,305	29,288
Restricted cash held by trustees	4,372	4,325
Long term Restricted cash	146	187
Total Short-term and long-term restricted cash	$ 104,204	$ 86,757	$ 111,633	$ 127,917